Net Contributions (Withdrawals) by Contract Owners (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	$ 556,559	$ 157,888	$ 2,823,169	$ 2,365,665
Policy loans	(174,038)	(344,835)	(756,606)	(1,663,411)
Policy loan repayments and interest	369,710	347,134	1,100,196	1,276,514
Surrenders, withdrawals and death benefits	(796,469)	(1,899,348)	(2,941,737)	(3,332,688)
Net transfers from/(to) other subaccounts or fixed rate option	(840,654)	(2,077,874)	(1,377,715)	(601,132)
Miscellaneous transactions	5,139	4,216	30,873	(2,758)
Administrative and other charges	(278,849)	(1,098,837)	(1,366,002)	(1,481,839)
Net Contributions (Withdrawals) by Contract Owners	(1,158,602)	(4,911,656)	(2,487,822)	(3,439,649)
VIP & PDISCO+
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	147	0	883	789
Policy loans	0	0	0	0
Policy loan repayments and interest	0	0	0	0
Surrenders, withdrawals and death benefits	(39,455)	(129,261)	(83,951)	(152,845)
Net transfers from/(to) other subaccounts or fixed rate option	(14,621)	(2,551)	(46,352)	(25,510)
Miscellaneous transactions	0	(6)	45	4
Administrative and other charges	(57)	(98)	(251)	(425)
Net Contributions (Withdrawals) by Contract Owners	(53,986)	(131,916)	(129,626)	(177,987)
CVAL, PVAL & PVAL $100,000+ face value
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	556,412	157,888	2,822,286	2,364,876
Policy loans	(174,038)	(344,835)	(756,606)	(1,663,411)
Policy loan repayments and interest	369,710	347,134	1,100,196	1,276,514
Surrenders, withdrawals and death benefits	(757,014)	(1,770,087)	(2,857,786)	(3,179,843)
Net transfers from/(to) other subaccounts or fixed rate option	(826,033)	(2,075,323)	(1,331,363)	(575,622)
Miscellaneous transactions	5,139	4,222	30,828	(2,762)
Administrative and other charges	(278,792)	(1,098,739)	(1,365,751)	(1,481,414)
Net Contributions (Withdrawals) by Contract Owners	$ (1,104,616)	$ (4,779,740)	$ (2,358,196)	$ (3,261,662)